CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) through effect of hyperinflation, equity	€ 323	€ 398	€ 159
Non-controlling interests | Aramis SAS
Impact of the reduction in ownership of Aramis upon IPO	178		178
Retained earnings and other reserves | Aramis SAS
Impact of the reduction in ownership of Aramis upon IPO	121		121
Cash flow hedge reserve
Reclassification of gains/losses from other comprehensive income to inventories	€ 1	€ 25	€ 30